RELATED PARTIES - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	$ 12	$ 12	$ 14
Joint ventures
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 463	$ 506	$ 0